Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information:
Entity Registrant Name	American Resources Corp
Entity Central Index Key	0001590715
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company